Lease Accounting - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee Lease Description [Line Items]
Amortization of right-of-use assets	$ 1,548
Lessee, operating lease, existence of option to extend	true
Lessee, operating lease, existence of option to terminate	true
Operating lease, weighted average remaining lease term	18 months
Operating lease, weighted average discount rate, percent	7.00%
Rental expense		$ 1,862	$ 2,737
Minimum
Lessee Lease Description [Line Items]
Lessee, operating lease, term of contract	12 months
Maximum
Lessee Lease Description [Line Items]
Lessee, operating lease, term of contract	39 months